Exhibit 99.22

Client Name:
Client Project Name:	DRMT 2026-INV3
Start - End Dates:	1/23/2026 - 4/1/2026
Deal Loan Count:	5

Rating Agency ATR QM Data Fields

Loans in Report:	5

Loan Number	PRET Loan ID	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income	Loan Status
XXXXXX	6436107	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	6.625	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0	Complete
XXXXXX	6436147	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	7	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0	Complete
XXXXXX	6537811	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	6.99	Unemployed	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	0	Complete
XXXXXX	6494762	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	6.75	Unemployed	Unemployed	U.S. Citizen	U.S. Citizen	(No Data)	(No Data)	0	Complete
XXXXXX	6537812	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	7.375	Unemployed	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	0	Complete

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